Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	RBC FUNDS TRUST
Central Index Key	0001272950
Amendment Flag	false
Document Creation Date	Feb. 02, 2017
Document Effective Date	Feb. 02, 2017
Prospectus Date	Jan. 27, 2017